Annual Total Returns - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.11%	4.39%	5.08%	(4.26%)	(0.45%)	4.16%	4.51%	(1.08%)	2.11%	2.42%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund
Prospectus [Line Items]
Annual Return [Percent]	2.55%	2.61%	6.26%	(9.86%)	2.82%	4.70%	5.78%	(0.04%)	3.70%	(0.03%)